INCOME TAXES	12 Months Ended
Dec. 31, 2013
INCOME TAXES
INCOME TAXES

15.                               INCOME TAXES

Cayman Islands

The Company is a tax-exempted company incorporated in the Cayman Islands and is not subject to tax on income or capital gains.

Hong Kong

Light In The Box and Lanting International are located in Hong Kong and subject to Hong Kong profits tax at 16.5% with respect to the profit generated from Hong Kong.

PRC

Except Lanting Huitong and Lanting Gaochuang, other entities of the Group domiciled in the PRC are subject to 25% statutory income tax rates in accordance with the Enterprise Income Tax Law (“EIT Law”) in the periods presented. Lanting Huitong qualified as a “software enterprise” and therefore enjoyed a two-year income tax exemption starting from 2010, the first profit making year, followed by a reduced tax rate of 12.5% for the subsequent three years. Lanting Gaochuang qualified as a “software enterprise” in 2012 and therefore is entitled to a two-year income tax exemption starting from 2012, its first profit making year, followed by a reduced tax rate of 12.5% for the subsequent three years.

For the years ended December 31, 2011, 2012 and 2013, income tax expense (benefit) included in the consolidated statements of operations were attributable to the Group’s PRC subsidiary and VIEs and comprised current tax expense (benefit) of $(606), $19 and $69, respectively. There was a deferred tax benefit of $272 included in income tax benefit for the year ended December 31, 2011 and no material deferred tax expense (benefit) for the years ended December 31, 2012 and 2013.

The principal components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2012	2013

Current deferred tax assets:
Accrued payroll	$502	$638
Accrued expenses	—	45
Less: Valuation allowance	(502)	(683)
Current deferred tax assets, net	—	—
Non-current deferred tax asset:
Net operating loss carry forwards	8,338	7,959
Less: Valuation allowance	(8,338)	(7,959)
Non-current deferred tax asset, net	—	—
Total deferred tax asset, net	$—	$—

The Group had no deferred tax liabilities as of December 31, 2012 and 2013.

PRC - continued

The Group operates through its subsidiaries and VIE entities and the valuation allowance is considered on each individual subsidiary and VIE basis. The net operating loss carry forwards of the subsidiaries and VIE registered in the PRC will expire on various dates through 2018. The Group has recognized a full valuation allowance against deferred tax assets as the Group believes that it is more likely than not that its deferred tax assets will not be realized as it does not expect to generate sufficient taxable income in the near future.

Reconciliation between the expense (benefit) of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes is as follows:

	Year ended December 31,
	2011	2012	2013

Loss before provision of income tax	$(25,409)	$(4,211)	$(4,750)
Statutory tax rate in the PRC	25%	25%	25%
Income tax at statutory tax rate	(6,352)	(1,053)	(1,187)
Non-deductible expenses	672	403	225
Effect of income tax holiday and preferential tax rates	(828)	(41)	(62)
Write-off/(refund) of prepaid income tax*	(606)	—	—
Effect of income tax rate differences in jurisdictions other than the PRC	1,897	1,105	1,291
Changes in valuation allowances	4,339	(395)	(198)
Income tax expense (benefit)	$(878)	$19	$69

*                                         During the year of 2010, Lanting Huitong paid income tax of $579 at the request of the PRC tax authority. The Group did not expect to recover such prepaid income tax and, therefore, recorded the amount as income tax expenses in 2010. In September 2011, the PRC tax authority reassessed the tax payment and decided to refund the amount prepaid. The Group recorded such amount as tax refund in 2011.

The Group did not identify significant unrecognized tax benefits for the years ended December 31, 2012 and 2013. The Group did not incur any interest related to unrecognized tax benefits, did not recognize any penalties as income tax expenses and does not anticipate any significant change in unrecognized tax benefits within 12 months from December 31, 2013.

PRC - continued

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the New EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties occurs within the PRC. On April 22, 2009, the State Administration of Taxation (the “SAT”) issued the Notice Regarding the Determination of Chinese-Controlled Offshore Incorporated Enterprises as PRC Tax Resident Enterprises on the Basis of De Facto Management Bodies, or Circular 82, which provides certain specific criteria for determining whether the “de facto management body” of a Chinese-controlled offshore-incorporated enterprise is located in China. In addition, on August 3, 2011, the SAT issued a bulletin to made clarification in the areas of resident status determination, post-determination administration, as well as competent tax authorities. The Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. However, if the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a rate of 25%.

If any entity within the Group that is outside the PRC were to be a non-resident for PRC tax purposes dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax at a rate of 10%, subject to reduction by an applicable tax treaty with the PRC. As of December 31, 2012 and December 31, 2013, the Company’s subsidiaries located in the PRC recorded aggregate accumulated deficits. Accordingly, no deferred tax liability has been accrued for the Chinese dividend withholding taxes. In the future, aggregate undistributed earnings of the Company’s subsidiaries located in the PRC, if any, that are taxable upon distribution to the Company, will be considered to be indefinitely reinvested, because the Group does not have any plan to pay cash dividends on its ordinary shares in the foreseeable future and intends to retain most of its available funds and any future earnings for use in the operation and expansion of its business.

In accordance with relevant the PRC tax administration laws, tax years from 2008 to 2012 of the Group’s PRC entities remain subject to tax audits as of December 31, 2013, at the tax authority’s discretion.